LVIP Columbia Value Opportunities Fund (the “Fund”) Supplement Dated July 1, 2012 to the Prospectus and Summary Prospectus Dated April 30, 2012

This Supplement updates certain information in the Prospectus and Summary Prospectus for the Fund. You may obtain copies of the Fund’s Prospectus and Summary Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

This Supplement provides information about a change to the Fund’s investment objective.

Effective September 21, 2012, the following replaces similar text on Page 1 of the Prospectus and Summary Prospectus:

Investment Objective

The investment objective of the LVIP Columbia Value Opportunities Fund (the “Fund”) is to seek long-term capital appreciation.

Effective September 21, 2012, the following replaces similar text on Page 5 of the Prospectus:

Investment Objective and Principal Investment Strategies

The investment objective of the Fund is to seek long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

Please keep this Supplement with your Summary Prospectus and/or Prospectus and other important records.

LVIP J.P. Morgan High Yield Fund (the “Fund”) Supplement Dated July 1, 2012 to the Prospectus and Summary Prospectus Dated April 30, 2012

This Supplement updates certain information in the Prospectus and Summary Prospectus for the Fund. You may obtain copies of the Fund’s Prospectus and Summary Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

This Supplement provides information about a change to the Fund’s name.

Effective September 21, 2012, the name of the Fund shall be LVIP JPMorgan High Yield Fund.

Please keep this Supplement with your Summary Prospectus and/or Prospectus and other important records.

LVIP Turner Mid-Cap Growth Fund (the “Fund”) Supplement Dated July 1, 2012 to the Prospectus and Summary Prospectus Dated April 30, 2012

This Supplement updates certain information in the Prospectus and Summary Prospectus for the Fund. You may obtain copies of the Fund’s Prospectus and Summary Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement provides information about a change to the Fund’s name.

Effective September 21, 2012, the name of the Fund shall be LVIP Turner Small-Mid Cap Growth Fund.

Please keep this Supplement with your Summary Prospectus and/or Prospectus and other important records.